Schedule of repayment of loans from related companies (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 5,686,724	$ 44,261,481	$ 28,004,873
Loans repayable	5,686,724	44,261,481	43,682,831
Within one year [member]
IfrsStatementLineItems [Line Items]
Loans from related companies			15,677,958
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Loans from related companies	4,879,273	37,976,845	22,985,054
More than five years [member]
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 807,451	$ 6,284,636	$ 5,019,819